INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 13,020,543		$ 17,980,764
Acquisition costs of operating limited partnerships	1,726,379		2,375,082
Syndication costs from operating limited partnerships	(31,623)		(36,455)
Cumulative distributions from operating limited partnerships	(40,425)		(48,902)
Cumulative impairment loss in investment in operating limited partnerships	(1,881,446)		(2,592,909)
Cumulative losses from operating limited partnerships	(12,793,428)		(17,677,580)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A)	(138,624)		(138,624)
The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(208,552)		(235,949)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	357,921		417,413
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(19,817,505)		(23,818,955)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	105,239		123,424
Other	(241,035)		(121,642)
Equity per operating limited partnerships' combined financial statements	(18,061,110)	$ (18,061,110)	(21,181,424)	$ (21,181,424)
Series 15 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	1,467,118		3,800,488
Acquisition costs of operating limited partnerships	191,597		541,634
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(252)		(3,252)
Cumulative impairment loss in investment in operating limited partnerships	(34,041)		(189,424)
Cumulative losses from operating limited partnerships	(1,624,422)		(4,149,446)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A)	(14,246)		(14,246)
The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(52,671)		(52,671)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	18,909		45,842
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(3,285,519)		(5,101,987)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	53,151		53,151
Other	(101,375)		(80,970)
Equity per operating limited partnerships' combined financial statements	(3,347,710)	(3,347,710)	(4,961,457)	(4,961,457)
Series 16 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	2,786,192		4,254,580
Acquisition costs of operating limited partnerships	293,893		462,972
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(8,599)		(12,055)
Cumulative impairment loss in investment in operating limited partnerships	(333,505)		(806,916)
Cumulative losses from operating limited partnerships	(2,737,981)		(3,898,581)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A)	(43,920)		(43,920)
The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(23,359)		(23,359)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(4,909,316)		(6,031,371)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	34,091		52,276
Other	179,860		276,948
Equity per operating limited partnerships' combined financial statements	(4,429,139)	(4,429,139)	(4,962,510)	(4,962,510)
Series 17 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	2,120,191		2,309,391
Acquisition costs of operating limited partnerships	307,666		334,951
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(2,463)		(2,463)
Cumulative impairment loss in investment in operating limited partnerships	(322,505)		(322,505)
Cumulative losses from operating limited partnerships	(2,102,889)		(2,319,374)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A)	(55,606)		(55,606)
The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(132,522)		(132,522)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	99,965		115,146
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(2,872,436)		(3,247,701)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	6,706		6,706
Other	(50,946)		(45,544)
Equity per operating limited partnerships' combined financial statements	(2,682,334)	(2,682,334)	(3,037,016)	(3,037,016)
Series 18 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	5,178,705		5,630,054
Acquisition costs of operating limited partnerships	749,496		777,180
Syndication costs from operating limited partnerships	(31,623)		(36,455)
Cumulative distributions from operating limited partnerships	(27,368)		(27,368)
Cumulative impairment loss in investment in operating limited partnerships	(963,351)		(963,351)
Cumulative losses from operating limited partnerships	(4,905,859)		(5,380,060)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A)	(5,588)		(5,588)
The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A)	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	232,601		237,589
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(6,077,395)		(6,037,627)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	11,291		11,291
Other	(248,150)		(218,902)
Equity per operating limited partnerships' combined financial statements	(5,123,890)	(5,123,890)	(5,049,886)	(5,049,886)
Series 19 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	1,468,337		1,986,251
Acquisition costs of operating limited partnerships	183,727		258,345
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(1,743)		(3,764)
Cumulative impairment loss in investment in operating limited partnerships	(228,044)		(310,713)
Cumulative losses from operating limited partnerships	(1,422,277)		(1,930,119)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A)	(19,264)		(19,264)
The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A)	0		(27,397)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	6,446		18,836
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(2,672,839)		(3,400,269)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	0		0
Other	(20,424)		(53,174)
Equity per operating limited partnerships' combined financial statements	$ (2,478,037)	$ (2,478,037)	$ (3,170,555)	$ (3,170,555)